Guarantor Subsidiaries - Condensed Statements of Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 2,202,043		$ 1,845,372		$ 1,436,421
Expenses:
Direct operating	1,502,977	[1]	1,283,351	[1]	1,000,941	[1]
Marketing	27,635		29,004		23,836
Research and development	13,913		11,557		7,437
General and administrative	210,235		163,357		128,629
Depreciation and other	179,147	[1]	145,478	[1]	123,687	[1]
Amortization of intangible assets	5,378		2,740		3,305
Litigation settlement	0		0		5,379
Total expenses	1,939,285		1,635,487		1,293,214
Operating income	262,758		209,885		143,207
Other income (expense):
Income (loss) from equity method investments, net	(5,184)		(1,591)		0
Interest expense, net	(15,648)		(23,822)		(34,705)
Other, net	(180)		256		424
Total other income (expense)	(21,012)		(25,157)		(34,281)
Income from continuing operations before income taxes	241,746		184,728		108,926
Income tax expense	(91,516)		(69,777)		(43,032)
Income from continuing operations	150,230		114,951		65,894
Loss from discontinued operations, net of tax	0		(11,068)		(14,886)
Equity in income (losses) of subsidiaries	0		0		0
Net income	150,230		103,883		51,008
Foreign currency translation adjustment	1,048		(255)		(1,737)
Reclassification of interest rate hedges to interest expense	0		896		4,477
Loss on short-term investments	0		(20)		10
Income tax expense related to items of other comprehensive income	0		(342)		(1,618)
Other comprehensive income, net of tax	1,048		279		1,132
Comprehensive income	151,278		104,162		52,140
Reportable Legal Entities | Outerwall Inc.
Condensed Financial Statements, Captions [Line Items]
Revenue	250,065		240,338		235,926
Expenses:
Direct operating	141,171		127,018		124,241
Marketing	6,481		6,238		8,817
Research and development	11,759		11,354		7,437
General and administrative	28,221		24,839		59,766
Depreciation and other	30,836		26,370		32,481
Amortization of intangible assets	2,346		2,548		2,548
Litigation settlement					5,379
Total expenses	220,814		198,367		240,669
Operating income	29,251		41,971		(4,743)
Other income (expense):
Income (loss) from equity method investments, net	(2,179)		(1,591)
Interest expense, net	(18,161)		(21,564)		(28,447)
Other, net	98		(1,179)		(19)
Total other income (expense)	(20,242)		(24,334)		(28,466)
Income from continuing operations before income taxes	9,009		17,637		(33,209)
Income tax expense	(106)		(5,111)		9,941
Income from continuing operations	8,903		12,526		(23,268)
Loss from discontinued operations, net of tax			(11,733)		532
Equity in income (losses) of subsidiaries	141,327		103,090		73,660
Net income	150,230		103,883		50,924
Foreign currency translation adjustment			320		(24)
Reclassification of interest rate hedges to interest expense			896		4,477
Loss on short-term investments			(20)		10
Income tax expense related to items of other comprehensive income			(342)		(1,618)
Other comprehensive income, net of tax	(196)		854		2,845
Comprehensive income	150,034		104,737		53,769
Reportable Legal Entities | Combined Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue	1,907,037		1,562,013		1,167,104
Expenses:
Direct operating	1,334,306		1,135,265		859,366
Marketing	18,871		22,400		14,403
Research and development	2,154		203		0
General and administrative	162,751		126,008		58,041
Depreciation and other	144,805		116,106		89,054
Amortization of intangible assets	3,032		192		757
Litigation settlement					0
Total expenses	1,665,919		1,400,174		1,021,621
Operating income	241,118		161,839		145,483
Other income (expense):
Income (loss) from equity method investments, net	(3,005)		0
Interest expense, net	2,554		(2,245)		(6,261)
Other, net	(264)		316		478
Total other income (expense)	(715)		(1,929)		(5,783)
Income from continuing operations before income taxes	240,403		159,910		139,700
Income tax expense	(92,721)		(63,767)		(54,247)
Income from continuing operations	147,682		96,143		85,453
Loss from discontinued operations, net of tax			729		0
Equity in income (losses) of subsidiaries	(6,355)		5,149		(14,228)
Net income	141,327		102,021		71,225
Foreign currency translation adjustment			(102)		(333)
Reclassification of interest rate hedges to interest expense			0		0
Loss on short-term investments			0		0
Income tax expense related to items of other comprehensive income			0		0
Other comprehensive income, net of tax	0		(102)		(333)
Comprehensive income	141,327		101,919		70,892
Reportable Legal Entities | Combined Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue	44,941		43,021		33,391
Expenses:
Direct operating	45,838		24,621		17,334
Marketing	2,283		366		616
Research and development	0		0		0
General and administrative	931		8,957		10,822
Depreciation and other	3,506		3,002		2,236
Amortization of intangible assets	0		0		0
Litigation settlement					0
Total expenses	52,558		36,946		31,008
Operating income	(7,617)		6,075		2,383
Other income (expense):
Income (loss) from equity method investments, net	0		0
Interest expense, net	(41)		(13)		3
Other, net	(8)		1,119		(35)
Total other income (expense)	(49)		1,106		(32)
Income from continuing operations before income taxes	(7,666)		7,181		2,351
Income tax expense	1,311		(899)		1,274
Income from continuing operations	(6,355)		6,282		3,625
Loss from discontinued operations, net of tax			(64)		(15,418)
Equity in income (losses) of subsidiaries	0		0		0
Net income	(6,355)		6,218		(11,793)
Foreign currency translation adjustment			(376)		(1,384)
Reclassification of interest rate hedges to interest expense			0		0
Loss on short-term investments			0		0
Income tax expense related to items of other comprehensive income			0		0
Other comprehensive income, net of tax	1,244		(376)		(1,384)
Comprehensive income	(5,111)		5,842		(13,177)
Eliminations
Condensed Financial Statements, Captions [Line Items]
Revenue	0		0		0
Expenses:
Direct operating	(18,338)		(3,553)		0
Marketing	0		0		0
Research and development	0		0		0
General and administrative	18,332		3,553		0
Depreciation and other	0		0		(84)
Amortization of intangible assets	0		0		0
Litigation settlement					0
Total expenses	(6)		0		(84)
Operating income	6		0		84
Other income (expense):
Income (loss) from equity method investments, net	0		0
Interest expense, net	0		0		0
Other, net	(6)		0		0
Total other income (expense)	(6)		0		0
Income from continuing operations before income taxes	0		0		84
Income tax expense	0		0		0
Income from continuing operations	0		0		84
Loss from discontinued operations, net of tax			0		0
Equity in income (losses) of subsidiaries	(134,972)		(108,239)		(59,432)
Net income	(134,972)		(108,239)		(59,348)
Foreign currency translation adjustment			(97)		4
Reclassification of interest rate hedges to interest expense			0		0
Loss on short-term investments			0		0
Income tax expense related to items of other comprehensive income			0		0
Other comprehensive income, net of tax	0		(97)		4
Comprehensive income	$ (134,972)		$ (108,336)		$ (59,344)

[1]	“Direct operating” excludes depreciation and other of $127.2 million, $121.2 million, and $110.0 million for 2012, 2011, and 2010 respectively.